SIGNIFICANT AND CRITICAL ACCOUNTING POLICIES AND PRACTICES (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
[custom:PropertyPlantAndEquipmentUsefulLifes]	3 years	7 years
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
[custom:PropertyPlantAndEquipmentUsefulLifes]	7 years	3 years